Note 9 - Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations	34.00%	34.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate			34.00%
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit (in Dollars)	$ 1.2